Risk management - United States - Santander Bank, N.A - Expected losses based on prospective information (Details) - Santander Bank N.A. - scenario	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Home purchase loans
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.00%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.40%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.70%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.00%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(5.50%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	6.60%
Corporate loans
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	7.40%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(4.60%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	12.40%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(6.30%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(15.10%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	22.80%
United States | North America
Credit risk
Number of prospective macroeconomic scenarios	4
Evolution projection period (in years)		5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
United States | North America | Maximum
Credit risk
Threshold percentage in determining classification of Stage 2	1.20%
SICR rating range	2
Estimated sensitivity rate range	9.3
United States | North America | Minimum
Credit risk
Threshold percentage in determining classification of Stage 2	0.20%
SICR rating range	0.1
Estimated sensitivity rate range	1
United States | North America | Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	0.20%
Unemployment rate (as a percent)	6.60%
Housing price change (as a percent)	1.20%
GDP growth (as a percent)	2.30%
Percentage of weightings associated with the macroeconomic scenarios	18.00%	18.00%	18.00%
United States | North America | Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	1.20%
Unemployment rate (as a percent)	4.60%
Housing price change (as a percent)	1.70%
GDP growth (as a percent)	2.80%
Percentage of weightings associated with the macroeconomic scenarios	20.00%	20.00%	20.00%
United States | North America | Base scenario
Credit risk
Interest rate (as a percent)	1.30%
Unemployment rate (as a percent)	3.80%
Housing price change (as a percent)	2.30%
GDP growth (as a percent)	2.70%
Percentage of weightings associated with the macroeconomic scenarios	33.00%	33.00%	33.00%
United States | North America | Optimistic scenario
Credit risk
Interest rate (as a percent)	1.70%
Unemployment rate (as a percent)	3.30%
Housing price change (as a percent)	2.80%
GDP growth (as a percent)	3.30%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%